SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Awards Granted
Options:

					Share based
				Fair value	expenses (1)
				on grant	$in	Vesting
Grant date	No. of options	Expiration date	Exercise price	date	thousands	terms
May 6, 2019 (3)	20,814	May 6, 2029	$2.68	$2.01	$42	(2)
August 5, 2019 (3)	30,338	August 5, 2029	$2.15	$1.48	$45	(2)
November 4, 2019 (3)	22,930	November 4, 2029	$1.85	$1.37	$31	(2)
December 12, 2019 (4)	129,639	December 12, 2029	$1.93	$1.14	$148	(2)
March 5, 2020	7,938	March 5, 2030	$1.82	$1.17	$9	(2)
May 27, 2020	2,646	May 27, 2030	$0.59	$0.42	$1	(2)
August 5, 2020	357,522	August 5, 2030	$0.60	$0.49	$174	(6)
November 17, 2020	20,638	November 17, 2030	$0.32	$0.21	$4	(6)
December 10, 2020 (5)	225,000	December 10, 2030	$0.36	$0.27	$62	(6)
March 17, 2021	25,400	March 17, 2031	$2.27	$2.14	$54	(6)
May 11, 2021	17,992	May 11, 2031	$1.59	$2.27	$23	(6)
August 4, 2021 (7)	733,868	August 4, 2031	$1.23	$0.92	$382	(6)
September 13, 2021	15,000	September 13, 2031	$1.05	$0.85	$13	(10)
September 20, 2021 (8)	25,000	September 20, 2031	$1.03	$0.81	$20	(6)
November 2, 2021	31,022	November 2, 2031	$1.11	$0.95	$31	(6)
December 9, 2021 (9)	766,667	December 9, 2031	$1.34	$0.65	$497	(9)
December 9, 2021 (9)	383,333	December 9, 2031	$1.34	$0.66	$252	(9)

RSUs:

	No. of RSUs		Fair value on	Share based	Vesting
Grant date	and PSUs	Expiration date	grant date	expenses (1)	terms
December 12, 2019 (4)	55,560	December 12, 2029	$1.52	$84	(2)
August 4, 2021 (7)	300,000	August 4, 2031	$1.09	$327	(6)

1.	Share based expenses are based on their fair value on grant date. The amount is charged to the statement of operations over the vesting periods.

2.
The options vest over a period of three years commencing on the date of grant, such that one third of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments.

3.	Of the 20,814, 30,338 and 22,930 options, 10,230, 10,230 and 10,230 options, respectively, were issued to certain of the Company’s officers. The remaining options were issued to certain employees.

4.
On December 12, 2019, the Company's shareholders approved the award of 92,599 options and 39,685 performance based RSUs to the Company’s CEO and 37,040 options and 15,875 performance based RSUs to certain members of the Company's Board of Directors, respectively. The options shall vest over a period of three years commencing on their date of grant, such that 33.33% of the options shall vest on the first anniversary of the date of grant and an additional 8.33% will vest at the end of each subsequent three-month period thereafter, subject to each of the Company’s CEO and the member of the Board of Directors continuing service with the Company on each applicable vesting date. The exercise price of the options of $1.93, equal to the average closing price of the Company’s ordinary shares on the Nasdaq Capital Market during the 30 trading days prior to the approval of the grant of the award by the shareholders, plus a 25% premium.

The performance-based RSUs will vest over a period of three years commencing on January 1, 2020, in three equal tranches, and is subject to the achievement of Performance Targets. At least 60% of the Performance Targets for any calendar year must be met to be entitled to the tranche with respect to such calendar year, and once met, the applicable tranche will vest in full. Each of the Company’s CEO and the members of the Board of Directors must be serving as the Company CEO and members of the Board of Directors, respectively, on the date of the filing of the Company’s annual financial statements for each calendar year during the three year vesting period to be entitled to the performance based RSU tranche for any such calendar year. The vesting conditions for the performance-based RSUs with respect to the Performance Targets include a mechanism for deferring vesting to the following years in the event of a failure to fulfill the criteria for any calendar year, provided that the cumulative average achievement criteria of the Performance Targets during the vesting period is met.

The compensation expense was based on the fair value on the grant date and was estimated at approximately $166 and $66 for the options and performance based RSUs granted to the Company’s CEO and to certain members of the Company's Board of Directors, respectively. These amounts are charged to the statement of operations over the vesting periods of which $59, $148 and $5 was recorded to general and administrative expenses in the year ended December 31, 2021, 2020 and 2019, respectively.

5.
On December 10, 2020, the Company's Board of Directors approved the award of 225,000 options to the Company’s officers, at an exercise price of $0.36, equal to the higher of the share price at the grant date on Nasdaq, or the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.

6.
The options vest over a period of four years commencing on the date of grant, such that 25% of the options shall vest and become exercisable on the first anniversary of the date of grant and thereafter, shall vest monthly in equal portions at the end of each month over the subsequent thirty-six (36) months.

7.	Of the 733,868 options and 300,000 RSUs, 241,500 options and 103,500 RSUs, were issued to certain of the Company’s officers. The remaining options were issued to certain employees.

8.
On September 20, 2021, the Company's Board of Directors approved the award of 25,000 options to the Company’s VP clinical, at an exercise price of $1.03, equal to the higher of the share price at the grant date on Nasdaq, or the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.

9.
On December 9, 2021, the Company's shareholders approved the award of 1,150,000 options to the Company’s CEO. The options shall vest as follows: (i) two-thirds of the options (766,667 options) shall vest over a period of four years commencing on their date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and an additional 2.0833% will vest at the end of each month thereafter; and (ii) one third of the options (383,333 options) shall fully vest upon the approval by the FDA of the use of our C-Scan, in humans, subject, in each case, to the CEO’s continuing service with the Company on each applicable vesting date. The exercise price of the options of $1.34, equal to the average closing price of the Company’s ordinary shares on the Nasdaq Capital Market during the 30 trading days prior to the approval of the grant of the award by the shareholders, plus a 50% premium. The compensation expense was based on the fair value on the grant date and was estimated at approximately $749. The fair value amount is charged to the statement of operations over the vesting periods of which $23 was recorded to general and administrative expenses in the year ended December 31, 2021.

10.	Options to service provider. The options vest over a period of twelve (12) months.

Schedule of Parameters Used in Valuing Fair Value of Options

For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
Expected volatility (1)	115%-153%	95%-98%	98%-103%
Risk-free rate	0.81%-1.34%	0.31%-0.83%	1.59%-2.30%
Dividend yield	0%	0%	0%
Expected term (in years)	5.27-6.41	5.88-6.1	5.88
Share price	$0.8 - $2.27	$0.28 - $1.57	$1.52 - $2.52

(1)      In the years ended December 31, 2021, 2020 and 2019, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options.

Schedule of Share-Based Compensation
	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Research and development, net	329	165	421
General and administrative, net	162	243	95
Total	491	408	516

Schedule of Stock Option Activity
		Year ended December 31, 2021
			Weighted	Aggregate
		Weighted	average	intrinsic
		average of	remaining	value
		exercise	contractual	($in
		Price	life	thousands)
	Number	(in $)	(in years)	(2)
Options outstanding at beginning of year	1,088,737	4.76	8.74	-
Options granted	1,998,282	1.30
Options forfeited	(163,810)	4.65
Options exercised	(7,000)	0.60
Options outstanding at end of year	2,916,209	2.41	9.13	-

Options exercisable at end of year	540,727	7.72	7.03	-

		Year ended December 31, 2020
			Weighted	Aggregate
		Weighted	average	intrinsic
		average of	remaining	value
		exercise	contractual	($in
		Price	life	thousands)
	Number	(in $)	(in years)	(2)
Options outstanding at beginning of year	547,322	10.24	8.30	-
Options granted	616,390	0.52
Options forfeited	(74,975)	9.83
Options outstanding at end of year	1,088,737	4.76	8.74	-

Options exercisable at end of year	309,710	14.14	7.00	-

		Year ended December 31, 2019
			Weighted	Aggregate
			average	intrinsic
		Weighted	remaining	value
		average of	contractual	($in
		exercise price	life	thousands)
	Number	(in $)	(in years)	(2)
Options outstanding at beginning of year	422,784	15.54	8.60	-
Options granted	203,721	2.03
Options forfeited	(79,183)	12.17
Options outstanding at end of year	547,322	10.24	8.30	-

Options exercisable at end of year	194,291	23.36	6.48	-

1.	The weighted average grant date fair values of options granted during the years ended December 31, 2021, 2020 and 2019 were $0.79, $0.41 and $1.31, respectively.

2.
As of December 31, 2021, an amount of 2,420,771 outstanding options are out of the money. Options in the amount of 495,438 with an exercise price of $0.32, $0.36, and $0.601 are in the money, except options at an exercise price of par value.

Restricted Stock Units (RSUs) [Member]
Schedule of Stock Option Activity
	Year ended December 31
	2021	2020	2019
	Number of RSUs
Unvested at beginning of year	72,599	99,530	109,469
Granted	300,000	-	55,560
Vested	(35,158)	(25,204)	(35,124)
Forfeited	(4,899)	(1,727)	(30,375)
Unvested at end of year	332,542	72,599	99,530